PREPAID EXPENSES AND OTHER RECEIVABLES (Details Narrative) - Parexel International Limited [Member] - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Prepaid expenses and other receivables	$ 0.9	$ 2.7
Write-off of advances	1.1
Refund receivables	$ 0.6